Consolidated Statement of Income (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statement of Income [Abstract]
Interest and similar income	[1]	€ 43,546	€ 24,449	€ 16,773
of which: based on Effective Interest Rate Method		€ 34,000	€ 19,800	€ 13,400

[1]	Interest and similar income included € 34.0 billion, € 19.8 billion and € 13.4 billion for the year ended December 31, 2023, 2022 and 2021, respectively, calculated based on effective interest method